NATURE OF OPERATIONS AND LIQUIDITY RISK	9 Months Ended
Sep. 30, 2021
Nature Of Operations And Liquidity Risk
NATURE OF OPERATIONS AND LIQUIDITY RISK

1.	NATURE OF OPERATIONS AND LIQUIDITY RISK

Nouveau Monde Graphite Inc. (the “Company”) was established on December 31, 2012, under the Canada Business Corporations Act. The Company specializes in exploration, evaluation and development of mineral properties located in Québec and is developing a natural graphite-based anode material that would qualify as battery-grade material to supply the lithium-ion industry.

The Company’s shares are listed under the symbol NMG on the New York Stock Exchange (“NYSE”), NOU on the TSX Venture Exchange, and NM9A on the Frankfurt Stock Exchange. The Company’s registered office is located at 481 Brassard Street, Saint-Michel-des-Saints, Québec, Canada, J0K 3B0.

As at September 30, 2021, the difference between the Company’s current assets and current liabilities was $79,459, the Company had an accumulated deficit of $106,267, and had incurred a loss of $29,267 for the nine-month period then ended. Current assets included current tax credits receivable of $3,958 and cash of $81,289.

With the financing completed in the nine-month period ended September 30, 2021, management believes that the Company has sufficient funds to meet its obligations and planned expenditures for the ensuing twelve months as they fall due. In assessing whether the going concern assumption is appropriate, management considers all available information about the future, which is at least, but not limited to, twelve months from the end of the reporting period. The Company’s ability to continue future operations and fund its exploration, evaluation and development activities is dependent on management’s ability to secure additional financing in the future, which may be completed in several ways including, but not limited to, a combination of strategic partnership, project debt finance, offtake financing, royalty financing and other capital markets alternatives. Management will pursue such additional sources of financing when required, and while management has been successful in securing financing in the past, there can be no assurance it will be able to do so in the future or that these sources of funding or initiatives will be available for the Company or that they will be available on terms which are acceptable to the Company.